Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense

€ millions	2018	2017	2016
Cost of cloud and software	78	115	89
Cost of services	142	158	101
Research and development	210	269	190
Sales and marketing	312	442	292
General and administration	88	135	113
Share-based payments	830	1,120	785
Thereof cash-settled share-based payments	674	963	678
Thereof equity-settled share-based payments	156	157	107

Cash-Settled Plans
SHARE-BASED PAYMENTS
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2018 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan		SOP 2010	RSU Plan
	(2016-2018	(2014–2015		(2013–2015	(2015–2018
	Tranches)	Tranches)		Tranches)	Tranches)
Weighted average fair value as at 12/31/2018	65.89	86.93		20.67	85.24
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Other	1)	Monte Carlo	Other	1)
Share price	86.93	86.93		86.93	86.93
Risk-free interest rate, depending on maturity (in %)	-0.70 to -0.55	NA		-0.67 to -0.25	-0.69 to -0.31
Expected volatility (in %)	17.9 to 21.4	NA		22.8 to 38.5	NA
Expected dividend yield (in %)	1.63	NA		1.63	1.63
Weighted average remaining life of awards outstanding as at 12/31/2018 (in years)	2.4	0.1		1.2	1.0

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

Fair Value and Parameters Used at Year End 2017 for Cash-Settled Plans

€, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan		SOP 2010	RSU Plan
	(2016–2017	(2013–2015		(2011–2015	(2014–2017
	Tranches)	Tranches)		Tranches)	Tranches)
Weighted average fair value as at 12/31/2017	84.16	92.40		26.45	92.08
Information how fair value was measured at measurement date
Option pricing model used	Monte Carlo	Other	1)	Monte Carlo	Other	1)
Share price	93.45	93.45		93.45	93.45
Risk-free interest rate, depending on maturity (in %)	-0.63 to -0.48	-0.81		-0.62 to -0.41	-0.70 to -0.32
Expected volatility (in %)	17.5 to 19.6	NA		21.1 to 34.5	NA
Expected dividend yield (in %)	1.38	1.38		1.38	1.38
Weighted average remaining life of awards outstanding as at 12/31/2017 (in years)	2.9	0.8		1.6	1.1

1) For these awards, the fair value is calculated by subtracting the net present value of expected future dividend payments, if any, until maturity of the respective award from the prevailing share price as of the valuation date.

Summary of Changes in Numbers of Outstanding Awards

Thousands, unless otherwise stated	LTI 2016 Plan	LTI 2015 Plan	SOP 2010	RSU Plan
	(2016–2018	(2013–2015	(2011–2015	(2014–2018
	Tranches)	Tranches)	Tranches)	Tranches)
12/31/2016	377	684	23,375	10,901
Granted	295	0	0	7,835
Adjustment based upon KPI target achievement	NA	0	NA	-124
Exercised	0	-152	-7,769	-4,388
Forfeited	-41	0	-1,134	-704
12/31/2017	631	531	14,472	13,520
Granted	295	0	0	8,512
Adjustment based upon KPI target achievement	NA	0	NA	49
Exercised	0	-146	-6,913	-5,840
Forfeited	0	0	-473	-977
12/31/2018	926	385	7,086	15,264

Outstanding awards exercisable as at
12/31/2017	0	0	4,948	0
12/31/2018	0	0	7,086	0

Total carrying amount (in € millions) of liabilities as at
12/31/2017	22	51	354	708
12/31/2018	30	35	146	774

Total intrinsic value of vested awards (in € millions) as at
12/31/2017	5	49	172	0
12/31/2018	3	34	137	0

Weighted average share price (in €) for awards exercised in
2017	NA	84.94	91.13	90.91
2018	NA	88.27	100.61	88.67

Total expense (in € millions) recognized in
2016	7	7	183	458
2017	14	9	221	712
2018	8	-3	43	611

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	714	316	1,030	815	340	1,154
Other non-financial liabilities	4,120	501	4,621	3,982	514	4,496
Share-based payment liabilities as % of other non-financial liabilities	17	63	22	20	66	26

Derivatives - Call options for share-based payments	68	0	68	90	0	90
Other financial assets	448	1,536	1,984	990	1,155	2,145
Derivatives - Call options for share-based payments as % of other financial assets	15	0	3	9	0	4

Equity-Settled Share-Based Payments
SHARE-BASED PAYMENTS
Schedule of Share-Based Payment Expense	Recognized Expense for Equity-Settled Plans

€ millions	2018	2017	2016
Own	149	140	77

Schedule of Number of Shares Purchased	Number of Shares Purchased

Millions	2018	2017	2016
Own	5.3	5.0	1.4